Accounts Receivable, Net	12 Months Ended
Mar. 31, 2026
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable — third parties, net, consists of the following:

	As of March 31,
	2025	2026
	USD	USD
Accounts receivable – third parties	3,125,187	2,489,516
Less: allowance for credit loss	(22,794)	(22,794)
Accounts receivable, net	3,102,393	2,466,722

Accounts receivable- related parties, net, consists of the following:

	As of March 31,
	2025	2026
	USD	USD
Accounts receivable – related parties	—	36,907
Less: allowance for credit loss	—	—
Accounts receivable, net	—	36,907

The movements in the allowance for credit loss for the years ended March 31, 2025 and 2026 were as follows:

	For the years ended March 31,
	2025	2026
	USD	USD
Balance at beginning of the year	22,794	22,794
Current provision (recoveries)	—	—
Written off	—	—
Balance at end of the year	22,794	22,794

Subsequent to the year ended March 31, 2026, USD 2,164,523 and USD 36,527 of accounts receivable for third parties and related parties have been received, respectively.